Investments - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Other than temporary impairment investments	$ 0	$ 0	$ 1,000,000	$ 19,000,000	$ 14,000,000
Amounts held with previously recognized other than temporary impairments	$ 0		0	7,000,000
FNF subsidiaries
Schedule of Equity Method Investments [Line Items]
Other than temporary impairment investments			3,000,000
Fixed Maturities
Schedule of Equity Method Investments [Line Items]
Other than temporary impairment investments			13,000,000
Other Long-term Investments
Schedule of Equity Method Investments [Line Items]
Other than temporary impairment investments			3,000,000
Debt Securities
Schedule of Equity Method Investments [Line Items]
Amount deposited with governmental authorities			128,000,000	123,000,000
Change in net unrealized holding gain (loss) before taxes			(1,000,000)	13,000,000	(64,000,000)
Equity Securities
Schedule of Equity Method Investments [Line Items]
Change in net unrealized holding gain (loss) before taxes			$ 56,000,000	$ 39,000,000	$ (4,000,000)